Equity Method Investments (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Nov. 30, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024	Nov. 30, 2022 $ / shares	Dec. 31, 2021
Equity Method Investments [Line Items]
Gain on equity method investments (in Dollars) | $		$ 75,000	$ 12,000	$ 12,000
Met Chain Co Limited [Member]
Equity Method Investments [Line Items]
Equity interest percentage		29.53%	24.30%			3.30%	21.00%
Consideration for ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.06				$ 0.06
Consideration for shares	¥ 7,120,478	$ 1,050,400
Met Chain Co Limited [Member] | Equity Transfer Agreement [Member]
Equity Method Investments [Line Items]
Equity interest percentage					5.23%